Share Based Payments	6 Months Ended
Dec. 31, 2022
Disclosure of Share Based Payment Arrangements Text Block [Abstract]
Share based payments

NOTE 5: SHARE BASED PAYMENTS

(a) Recognised share-based payment expense

	31 December 2022	31 December 2021
	$	$
Expense arising from equity settled share-based payment transactions	1,639,567	45,509
Total share-based payment expense	1,639,567	45,509

(b) Share options

The following table illustrates the number and movements in unlisted options during the period.

31 December 2022
No.
At 1 July 2022	82,995,314
Options exercised during the period	(2,027)
Options issued to management and directors during the period (1)	5,000,000
Options issued to advisors during the period (2)	9,000,000
Other options issued during the period (3)	63,414,635
Outstanding at the end of the period	160,407,922

1.	As part of Mr Robert Clark’s appointment to the board and remuneration he was issued 5,000,000 options.

2.	On 4 August 2022, the Company issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the companies in November 2021. The options were issued as the transaction between the Company and APIRx was deemed complete on 04 August 2022.

3.	On 5 December 2022, the Company issued 63,414,635 free attaching options as part of the $13m institutional share placement agreement. These options are not share based payments however are included in the table above to provide an accurate representation of the options outstanding at the end of the period.

The following table provides assumptions made in determining the fair value of the options granted during the year.

	$1.000 Options	$1.500 Options	$0.612 Options	$0.690 Options	$0.765 Options
Number	2,500,000	2,500,000	3,000,000	3,000,000	3,000,000
Expected volatility (%)	90	90	90	90	90
Risk-free interest rate (%)	3.18	3.18	2.86	2.86	2.86
Expected life of option (years)	1.5	1.5	3	3	3
Exercise price (dollars)	1.000	1.500	0.612	0.690	0.765
Grant date share price (dollars)	0.235	0.235	0.225	0.225	0.225
Vesting date	29-Nov-22	29-Nov-22	04-Aug-22	04-Aug-22	04-Aug-22
Valuation	$57,500	$30,000	$243,000	$228,000	$213,000

(c) Performance rights

There were no Performance Shares and Performance Rights on issued at the beginning of the period and no new Performance Shares and Performance Rights issued during the period.

(d) Ordinary shares

There were 218,169,506 IHL ordinary shares issued to the vendors APIRx as part of the asset acquisition, in addition the Company issued 13,090,170 IHL ordinary shares to Ryba LLC as lead M&A advisors. The fair value of the shares was determined with reference to the ASX share price at the date at which the shares were granted. Refer to note 6 & 9 for further details.